SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue		$ 177,266,677	$ 187,173,834	$ 173,992,897
Operating income (loss)		(49,042,810)	(28,686,762)	(65,693,323)
Grocery net revenue
Segment Reporting Information [Line Items]
Revenue		98,925,157
Home & Household net revenue
Segment Reporting Information [Line Items]
Revenue		53,352,950
Other net revenue
Segment Reporting Information [Line Items]
Revenue		4,711,003
Software & Services net revenue
Segment Reporting Information [Line Items]
Revenue		20,277,567
Retail
Segment Reporting Information [Line Items]
Revenue		156,989,110	187,173,834	173,992,897
Operating income (loss)		(64,863,125)	(26,244,100)	(63,082,583)
Retail | Grocery net revenue
Segment Reporting Information [Line Items]
Revenue		98,925,157
Retail | Home & Household net revenue
Segment Reporting Information [Line Items]
Revenue		53,352,950
Retail | Other net revenue
Segment Reporting Information [Line Items]
Revenue		4,711,003
Retail | Software & Services net revenue
Segment Reporting Information [Line Items]
Revenue		0
Retail
Segment Reporting Information [Line Items]
Revenue				173,692,897
Software & Services
Segment Reporting Information [Line Items]
Revenue	[1]	20,277,567	0	0
Operating income (loss)		15,820,315	$ (2,442,662)	(2,610,740)
Software & Services | Grocery net revenue
Segment Reporting Information [Line Items]
Revenue		0
Software & Services | Home & Household net revenue
Segment Reporting Information [Line Items]
Revenue		0
Software & Services | Other net revenue
Segment Reporting Information [Line Items]
Revenue		0
Software & Services | Software & Services net revenue
Segment Reporting Information [Line Items]
Revenue		$ 20,277,567
Software & Services
Segment Reporting Information [Line Items]
Revenue				$ 300,000

[1]	For information related to related party transactions, see Note 17.